Other Intangible Assets - Estimated Future Aggregate Amortization Expense (Details) $ in Millions	Jun. 30, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2018 (remaining)	$ 42.3
2019	84.5
2020	84.5
2021	70.9
2022	$ 69.6